Document and Entity Information	Feb. 02, 2021
Cover [Abstract]
Entity Registrant Name	MARRIOTT INTERNATIONAL INC /MD/
Amendment Flag	false
Entity Central Index Key	0001048286
Document Type	8-K
Document Period End Date	Feb. 02, 2021
Entity Incorporation State Country Code	DE
Entity File Number	1-13881
Entity Tax Identification Number	52-2055918
Entity Address, Address Line One	10400 Fernwood Road
Entity Address, City or Town	Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20817
City Area Code	(301)
Local Phone Number	380-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.01 par value
Trading Symbol	MAR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false